Significant Accounting Policies (Details) - Schedule of Potential Common Stock Outstanding - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	120,937,500	124,825,000
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	5,000,000	5,000,000
Series AA Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	105,000,000	105,000,000
Unvested early-exercised stock option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	10,937,500	14,825,000